ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	1 Months Ended
	Oct. 23, 2014	Jun. 30, 2016	Oct. 26, 2015	Jun. 30, 2015	Dec. 22, 2014	Dec. 02, 2014	Jul. 27, 2014
Schedule of Equity Method Investments [Line Items]
Ordinary shares exchanged for cash			$ 100
Common stock, shares issued		20,041,647	21,526,747	16,800,000
VIRGIN ISLANDS, BRITISH
Schedule of Equity Method Investments [Line Items]
Ownership percentage							100.00%
Holdco [Member] | Former Members [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			78.00%
Sino [Member] | Former Stockholders [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			22.00%
Common stock, shares issued			4,726,747
Jinshang Leasing [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage						100.00%
Common stock, shares issued						30,000,000
Jinchen Agriculture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%
Full Shine [Member]
Schedule of Equity Method Investments [Line Items]
Consideration amount	$ 1
Jinshang Leasing [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%